GOING CONCERN (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 30, 2016 USD ($)	Apr. 30, 2016 CNY (¥)
Net loss	$ (93,570,188)	$ (43,856,347)	$ (32,172,344)
Negative cash flows from operations	$ (33,531,299)	$ (31,960,060)	$ (28,753,316)
Ms. Huimin Wang [Member] | Working Capital Loan [Member] | Subsequent event [Member]
Interest-free loan to fund				$ 6,174,920	¥ 40,000,000